Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits
Schedule of group's employee welfare benefits expense

The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2016, 2017 and 2018 (in millions):

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Contributions to medical and pension schemes	481.8	626.4	849.3
Other employee benefits	315.1	410.5	593.4
	796.9	1,036.9	1,442.7